Discontinued Operations (Details) $ in Millions	3 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 06, 2017 location	Apr. 06, 2017 USD ($)	Apr. 06, 2017 store	Jan. 18, 2017 store	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business acquisition total purchase price				$ 3,300
Number of stores | store					1,112
Goodwill		$ 1,050					$ 1,123	$ 1,149
Impairment in goodwill	$ 320	642
Discontinued Operations, Held-for-sale [Member]
Goodwill of discontinued operations, at carrying amount	1,580
Goodwill		$ 1,568					$ 1,988
wholesale segment, excluding Aloha [Domain]
Goodwill	732
Aloha Retail and Aloha Wholesale [Domain]
Goodwill	112
Ethanol Plant [Member]
Goodwill	$ 188
Portfolio Optimization Plan [Domain]
Number of stores | store						97
Store Sold [Domain] | Portfolio Optimization Plan [Domain]
Number of stores | store						16
Store under Contract [Member] | Portfolio Optimization Plan [Domain]
Number of stores | store						20
Store sales to 7-Eleven [Domain] | Portfolio Optimization Plan [Domain]
Number of stores | store						31
Store Sold to Other Entities [Domain] | Portfolio Optimization Plan [Domain]
Number of stores | store						9
Store on Market [Domain] | Portfolio Optimization Plan [Domain]
Number of stores | store						21
TEXAS
Number of stores			19		208